HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-145655      HV-3739 – Group Variable Annuity Contracts [Rescission Product]

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Supplement dated August 4, 2010 to your Prospectus

ADVISER CHANGE

AMERICAN CENTURY VP INTERNATIONAL FUND – CLASS I

Effective July 16, 2010, in the section entitled “The Funds”, under the Investment Objective table, the information for American Century VP International Fund is deleted and replaced with the following:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Adviser
American Century Variable Portfolios, Inc.
American Century VP International Fund – Class I	The fund seeks capital growth.	American Century Investment Management, Inc.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR
FUTURE REFERENCE.